Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000135675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000023784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000023790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert VP SRI Mid Cap Portfolio
Without Sales Load [Member] | C000135675
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	8.43%	9.51%
Without Sales Load [Member] | C000023784
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	8.68%	9.81%
Without Sales Load [Member] | C000023790
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%	2.95%	6.91%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.58%	14.58%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.58%	14.58%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	13.41%	7.99%	9.65%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	13.41%	7.99%	9.65%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.60%	8.67%	11.00%